Investment Strategy	Feb. 04, 2026
Virtus U.S. Small Cap Growth ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of small capitalization companies with growth characteristics that are listed on U.S. exchanges. Virtus Systematic (“Systematic”), a division of Virtus Advisers, LLC, the Fund’s sub-adviser, defines small capitalization companies to be companies whose market capitalizations are smaller than the largest 1,000 U.S. companies included in the Russell 2000® Growth Index. A smaller capitalization stock will be considered to have growth characteristics if it is included in the Russell 2000 Growth Index or has a market capitalization in the range of the Russell 2000 Growth Index and demonstrates revenue or earnings growth higher than the Russell 2000 Index. Under Systematic’s market capitalization guidelines described above, based on market capitalization data as of September 30, 2025, the market capitalization of a small capitalization company would be below $8 billion . This threshold will change due to market conditions.

Systematic believes that behavioral biases of investors contribute to market inefficiencies, creating opportunities. Systematic’s quantitative investment process begins with a proprietary alpha model that uses artificial intelligence to power Natural Language Processing for sentiment analysis, which blends behavioral factors (e.g., human behaviors and biases) and intrinsic valuation factors (e.g., tangible measures of a company’s underlying worth). The final investment and trading decisions are made by Systematic’s portfolio management personnel. In order to arrive at the final investment portfolio selection, Systematic’s portfolio management personnel complement the recommendations produced by the alpha model with a dynamic risk management overlay and qualitative reviews.

Specifically, Systematic utilizes a risk model for portfolio construction, with constraints at the individual security and industry levels to manage exposures relative to the Fund’s benchmark. Additionally, all investment recommendations are thoroughly vetted at the individual company level to confirm the investment rationale and suitability before a purchase or sale.

In addition to common stocks, equity securities in which the Fund may invest include, without limitation, preferred stocks, American depositary receipts (“ADRs”), convertible securities and warrants.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focused its investments in the Industrials, Healthcare, and Information Technology sectors.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of small capitalization companies with growth characteristics that are listed on U.S. exchanges.
Virtus International Small Cap ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of small capitalization companies. Virtus Systematic (“Systematic”), a division of Virtus Advisers, LLC, the Fund’s sub-adviser, defines small capitalization companies as those with market capitalizations comparable to companies included in the MSCI All Country World ex USA Small-Cap Index. Under normal circumstances, the Fund expects to maintain a weighted-average market capitalization between 75% and 150% of the weighted-average market capitalization of the securities in the MSCI All Country World ex USA Small-Cap Index. Under the market capitalization guidelines described above, based on market capitalization data as of September 30, 2025, the weighted-average market capitalization of a small capitalization company in which the Fund may invest would range from $1.0 billion to $4.0 billion. This threshold will change due to market conditions.

The Fund normally invests principally in securities of international issuers, which are those located outside the United States, and allocates its investments among at least eight different countries. The Fund may invest in emerging market securities.

Systematic believes that behavioral biases of investors contribute to market inefficiencies, creating opportunities. Systematic’s quantitative investment process begins with a proprietary investment-return forecasting model that uses artificial intelligence to power Natural Language Processing for sentiment analysis, which combines behavioral factors (which seek to capitalize on human behavioral biases (i.e., systematic tendencies) from financial analysts, company management and investors),  with intrinsic and valuation factors (which are expected to provide tangible measures of a company’s true worth). The final investment and trading decisions are made by Systematic’s portfolio management personnel. In order to arrive at the final investment portfolio selection, Systematic’s portfolio management personnel complement the recommendations produced by the investment-return forecasting model with a dynamic risk management overlay and qualitative reviews.

Specifically, Systematic utilizes a risk model for portfolio construction, with constraints at the individual security, country and industry levels to manage exposures relative to the Fund’s benchmark. Additionally, all investment recommendations are thoroughly vetted on an individual company level to confirm the investment rationale and suitability before a purchase or sale.

In addition to common stocks, equity securities in which the Fund may invest include, without limitation, preferred stocks, American depositary receipts (“ADRs”), convertible securities and warrants. The Fund also may invest in securities issued in initial public offerings (“IPOs”), real estate investment trusts (“REITs”) and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The Fund typically does not engage in active hedging of currency but retains flexibility to do so depending on market performance.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focused its investments in the Industrials and Financials sectors.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of small capitalization companies.
Virtus Emerging Markets Equity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in the equity securities of companies that are tied economically to emerging market countries. Virtus Systematic (“Systematic”), a division of Virtus Advisers, LLC, the Fund’s sub-adviser, defines emerging market countries as countries with securities markets that are less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and/or regulation. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index (each an “Emerging Market Country”). The Fund considers a company to be economically tied to an Emerging Market Country if (i) its stock is listed on an emerging market exchange; or (ii) it is domiciled or headquartered or primarily operates in, or derives a majority of its profits, revenues, sales, or income from an Emerging Market Country. The Fund may invest a substantial portion of its assets in equity securities of companies located in China.

Systematic believes that behavioral biases of investors contribute to market inefficiencies, creating opportunities. Systematic’s quantitative investment process begins with a proprietary alpha model that uses artificial intelligence to power Natural Language Processing for sentiment analysis, which blends behavioral factors (e.g., human behaviors and biases) and intrinsic valuation factors (e.g., tangible measures of a company’s underlying worth). The final investment and trading decisions are made by Systematic’s’s portfolio management personnel. In order to arrive at the final investment portfolio selection, Systematic’s’s portfolio management personnel complement the recommendations produced by the alpha model with a dynamic risk management overlay and qualitative reviews.

Specifically, Systematic’s utilizes a risk model for portfolio construction, with constraints at the individual security and industry levels to manage exposures relative to the Fund’s benchmark. Additionally, all investment recommendations are thoroughly vetted at the individual company level to confirm the investment rationale and suitability before a purchase or sale.

The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. In addition to common stocks, equity securities in which the Fund may invest include, without limitation, preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The Fund may also use participatory notes (“P-Notes”) or other equity-linked notes to gain exposure to issuers in certain countries. P-Notes are equity-linked instruments used by investors to obtain exposure to non-U.S. equity investments without trading directly in the local market.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focused its investments in the Financials and Information Technology sectors.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in the equity securities of companies that are tied economically to emerging market countries.
Virtus U.S. Dividend ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in the common stocks of companies that pay dividend income and that are listed on U.S. exchanges.

Virtus Systematic (“Systematic”), a division of Virtus Advisers, LLC, the Fund’s sub-adviser, believes that behavioral biases of investors contribute to market inefficiencies, creating opportunities. Systematic’s quantitative investment process begins with a proprietary alpha model that uses artificial intelligence to power Natural Language Processing for sentiment analysis, which blends behavioral factors (e.g., human behaviors and biases) and intrinsic valuation factors (e.g., tangible measures of a company’s underlying worth). The final investment and trading decisions are made by Systematic’s portfolio management personnel. In order to arrive at the final investment portfolio selection, Systematic’s portfolio management personnel complement the recommendations produced by the alpha model with a dynamic risk management overlay and qualitative reviews.

Specifically, Systematic’s utilizes a risk model for portfolio construction, with constraints at the individual security and industry levels to manage exposures relative to the Fund’s benchmark. The investment process puts a particular focus on higher dividend paying (and yielding) stocks, which results in the Fund with a higher dividend yield higher than the typical large/mid capitalization U.S. equity. Additionally, all investment recommendations are thoroughly vetted at the individual company level to confirm the investment rationale and suitability before a purchase or sale.

In addition to common stocks, equity securities in which the Fund may invest include, without limitation, preferred stocks, American Depositary Receipts (“ADRs”), convertible securities and warrants.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focused its investments in the Financials and Information Technology sectors.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in the common stocks of companies that pay dividend income and that are listed on U.S. exchanges.
Virtus International Dividend ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in the securities of companies that pay dividend income. The Fund will invest in securities of companies that are tied economically to countries with developed non-US securities markets. Virtus Systematic (“Systematic”), a division of Virtus Advisers, LLC, the Fund’s sub-adviser, defines developed non-US securities markets as securities markets that are more sophisticated than emerging markets in terms of participation by investors, analyst coverage, liquidity and/or regulation. The Fund may invest some portion of its assets in Hong Kong listed equity securities of companies which are exposed to China’s economic activity.

Systematic believes that behavioral biases of investors contribute to market inefficiencies, creating opportunities. Systematic’s quantitative investment process begins with a proprietary alpha model that uses artificial intelligence to power Natural Language Processing for sentiment analysis, which blends behavioral factors (e.g., human behaviors and biases) and intrinsic valuation factors (e.g., tangible measures of a company’s underlying worth). The final investment and trading decisions are made by Systematic’s’s portfolio management personnel. In order to arrive at the final investment portfolio selection, Systematic’s’s portfolio management personnel complement the recommendations produced by the alpha model with a dynamic risk management overlay and qualitative reviews.

Specifically, Systematic’s utilizes a risk model for portfolio construction, with constraints at the individual security and industry levels to manage exposures relative to the Fund’s benchmark. Additionally, all investment recommendations are thoroughly vetted at the individual company level to confirm the investment rationale and suitability before a purchase or sale.

The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. In addition to common stocks, equity securities in which the fund may invest include, without limitation, preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The Fund may also use participatory notes (“P-Notes”) or other equity-linked notes to gain exposure to issuers in certain countries. P-Notes are equity-linked instruments used by investors to obtain exposure to non-U.S. equity investments without trading directly in the local market.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focused its investments in the Financials and Industrials sectors.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in the securities of companies that pay dividend income.
Virtus Emerging Markets Dividend ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in the securities of companies that pay dividend income and are tied economically to emerging market countries. Virtus Systematic (“Systematic”), a division of Virtus Advisers, LLC, the Fund’s sub-adviser, defines emerging market countries as countries with securities markets that are less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and/or regulation. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index (each an “Emerging Market Country”). The Fund considers a company to be economically tied to an Emerging Market Country if (i) its stock is listed on an emerging market exchange; or (ii) it is domiciled or headquartered or primarily operates in, or derives a majority of its profits, revenues, sales, or income from an Emerging Market Country. The Fund may invest a substantial portion of its assets in equity securities of companies located in China.

Systematic believes that behavioral biases of investors contribute to market inefficiencies, creating opportunities. Systematic’s quantitative investment process begins with a proprietary alpha model that uses artificial intelligence to power Natural Language Processing for sentiment analysis, which blends behavioral factors (e.g., human behaviors and biases) and intrinsic valuation factors (e.g., tangible measures of a company’s underlying worth). The final investment and trading decisions are made by Systematic’s portfolio management personnel. In order to arrive at the final investment portfolio selection, Systematic’s portfolio management personnel complement the recommendations produced by the alpha model with a dynamic risk management overlay and qualitative reviews.

Specifically, Systematic utilizes a risk model for portfolio construction, with constraints at the individual security and industry levels to manage exposures relative to the Fund’s benchmark. Additionally, all investment recommendations are thoroughly vetted at the individual company level to confirm the investment rationale and suitability before a purchase or sale.

The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. In addition to common stocks, equity securities in which the Fund may invest include, without limitation, preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The Fund may also use participatory notes (“P-Notes”) or other equity-linked notes to gain exposure to issuers in certain countries. P-Notes are equity-linked instruments used by investors to obtain exposure to non-U.S. equity investments without trading directly in the local market.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focused its investments in the Financials and Information Technology sectors.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in the securities of companies that pay dividend income and are tied economically to emerging market countries.